Realized and Unrealized (Loss)/Gain on Oil and Gas Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on oil and gas derivative instruments	$ 37,447	$ 70,537
Unrealized loss on oil and gas derivative instruments	(59,817)	(13,902)
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(22,370)	56,635
Oil
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	21,249	36,656
Unrealized loss on derivatives	(39,450)	15,092
Gas
Derivative Instruments, Gain (Loss) [Line Items]
Realized gain on derivatives	16,198	9,162
Unrealized loss on derivatives	(20,367)	(5,294)
Commodity swap
Derivative Instruments, Gain (Loss) [Line Items]
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	0	24,719
Unrealized MTM adjustment on commodity swap derivatives	$ 0	$ (23,700)